Events after the balance sheet date (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands								12 Months Ended
	Aug. 02, 2022 CHF (SFr) EquityInstruments SFr / shares	Aug. 01, 2022 CHF (SFr)	Jul. 22, 2022 USD ($) $ / shares shares	Jul. 22, 2022 CHF (SFr) SFr / shares shares	Jul. 21, 2022 USD ($) $ / shares shares	Dec. 16, 2021 SFr / shares shares	Dec. 16, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Jul. 26, 2022 SFr / shares	Jul. 19, 2022 SFr / shares	Jun. 30, 2022 SFr / shares shares	Jun. 30, 2021 shares	Jan. 08, 2021 SFr / shares	Dec. 31, 2020 shares
Events after balance sheet date
Nominal value | SFr / shares									SFr 1.00			SFr 1.00		SFr 1.00
Number of shares outstanding			49,235,768	49,235,768					37,898,149			37,876,200	34,119,572		27,118,774
Armistice Capital LLC
Events after balance sheet date
Number of pre-funded warrants exercised					5,478,570
Proceeds from exercise od pre-funded warrants | $					$ 9,131
Number of treasury shares sold			4,500,000	4,500,000		3,752,202	3,752,202
Share sale price | (per share)				SFr 0.27		SFr 1.00	$ 1.08
Number of pre-funded warrants sold			10,500,000	10,500,000				5,478,570	5,478,570
Warrants sale price | (per share)				SFr 0.27				$ 1.08	SFr 0.99
Gross proceeds			$ 4,200,000	SFr 4,100				$ 10,000,000	SFr 9,200
Number of pre-funded warrants granted			15,000,000	15,000,000
Exercise price of pre-funded warrants granted | SFr / shares				SFr 0.30
Exercise period			5 years	5 years
Armistice Capital LLC | American Depositary Shares (each representing 6 ordinary shares)
Events after balance sheet date
Number of pre-funded warrants exercised					913,095
Exercise price of pre-funded warrants | $ / shares			$ 0.01		$ 0.01			$ 0.01
Number of treasury shares sold			750,000	750,000		625,367	625,367
Share sale price | (per share)			$ 1.70			SFr 6.00	$ 6.50
Number of pre-funded warrants sold			1,750,000	1,750,000				913,095	913,095
Warrants sale price | (per share)			$ 1.69					$ 6.49	SFr 5.99
Number of pre-funded warrants granted			2,500,000	2,500,000
Exercise price of pre-funded warrants granted | $ / shares			$ 1.90
Kepler Cheuvreux
Events after balance sheet date
Number of treasury shares sold			1,355,248	1,355,248
Share sale price | SFr / shares				SFr 0.34
Proceeds from sale of treasury shares | SFr				SFr 500
Indivior PLC
Events after balance sheet date
Additional funding for research and development costs incurred | SFr		SFr 850
Major ordinary share transaction
Events after balance sheet date
Nominal value | SFr / shares										SFr 0.01	SFr 1.00
Change in exercise price of equity incentive units
Events after balance sheet date
Number of equity incentive units, for which exercise price changed | EquityInstruments	12,434,713
Exercise price of equity incentive units after reduction | SFr / shares	SFr 0.19
Fair value adjustment related to reduction in exercise price of equity incentive units | SFr	SFr 950
Change in exercise price of equity incentive units | Second half of 2022
Events after balance sheet date
Fair value adjustment related to reduction in exercise price of equity incentive units | SFr	600
Change in exercise price of equity incentive units | 2023 - 2026
Events after balance sheet date
Fair value adjustment related to reduction in exercise price of equity incentive units | SFr	SFr 350